Other assets	12 Months Ended
Dec. 31, 2024
Other assets
Other assets

11.Other assets

	2024	2023
Current
Partners in joint operations	1,144,637	845,590
Prepaid expenses	1,595,206	789,029
Advanced payments to contractors and suppliers	422,533	553,356
Trust funds	593,942	547,439
Related parties (Note 31)	91	84
Other assets	41,268	33,531
	3,797,677	2,769,029
Non–current
Abandonment and pension funds	691,656	648,980
Trust funds	346,232	245,790
Employee benefits	383,977	332,710
Advanced payments and deposits	46,840	55,178
Judicial deposits and attachments	42,574	47,264
Other assets	325,974	303,891
	1,837,253	1,633,813